Derivative financial instrument (Details) - USD ($) $ in Thousands		6 Months Ended
	May 07, 2020	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Derivative financial instrument
Gain on derivative financial instruments, net		$ 1,668	$ 5,023
Interest rate swap
Derivative financial instrument
Derivative notional amount		447,000		$ 471,000
Fair value of derivative asset		5,009		$ 15,631
Gain on derivative financial instruments, net		1,668	5,023
Gain on non-hedging interest rate swaps		$ 12,200	$ 11,700
$675 million senior secured term loan facility ($675 Million Credit Facility) | Interest rate swap
Derivative financial instrument
Derivative inception date	Jun. 29, 2020
Derivative underlying	fixed 3-month LIBOR rate
Derivative, fixed interest rate	0.41%
Derivative, maturity date	September 2024